Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
General and administrative expense	$ 52,661	$ 52,579	$ 59,322
Total operating expenses	52,661	52,579	59,322
LOSS FROM OPERATIONS	(52,661)	(52,579)	(59,322)
OTHER INCOME
Interest income	42	167	275
Total other income	42	167	275
INCOME TAX
NET LOSS	(52,619)	(52,412)	(59,047)
Less: Net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(52,619)	(52,412)	(59,047)
Dividend on preferred stock	(234,476)	(234,475)	(234,475)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD. COMMON STOCKHOLDERS	(287,095)	(286,887)	(293,522)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	57,103	(69,144)	76,067
COMPREHENSIVE LOSS ALLOCATED TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	$ (229,992)	$ (356,031)	$ (217,455)
NET LOSS PER SHARE ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.
Per common stock - Basic and Diluted	$ (0.003)	$ (0.004)	$ (0.003)
Weighted average shares outstanding	83,173,778	83,173,778	83,173,778